As filed with the Securities and Exchange Commission on August 6, 2003
 				    Securities Act File No. 333-105902


		U.S. SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C.  20549

				FORM N-14

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


[ ]  Pre-Effective 		       [X]  Post-Effective
     Amendment No.  ______		    Amendment No.    1

---------------------------------------------------------------------
			    Managers Trust I
	    (Exact Name of Registrant as Specified in Charter)
---------------------------------------------------------------------
			     1-800-835-3879
           (Registrant's Telephone Number, Including Area Code)
---------------------------------------------------------------------
	     40 Richards Avenue, Norwalk, Connecticut  06854
           (Address of Principal Executive Offices, Including
                  Number, Street, State and Zip Code)

---------------------------------------------------------------------
			    Donald S. Rumery
			 The Managers Funds LLC
	    40 Richards Avenue, Norwalk, Connecticut  06854
		(Name and Address of Agent for Service)

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	    Copies of all communications should be sent to:
			Philip H. Newman, P.C.
			 Goodwin Procter  LLP
	      Exchange Place, Boston, Massachusetts  02109
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	    Approximate Date of Proposed Public Offering:

			     Not Applicable

		Title of Securities Being Registered:
    Shares of Beneficial Interest of First Quadrant Tax-Managed
			    Equity Fund
		  a series of Managers Trust I
---------------------------------------------------------------------

No filing fee is required because an indefinite number of shares of beneficial interest, without par value, of the Registrant previously have been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 solely for the purpose of filing an opinion of counsel regarding the tax consequences of the reorganization discussed in that Registration Statement, but makes no other changes to the Registration Statement on Form N-14.

				PART C
				------

Item 16.	Exhibits.
----------	---------------------------------------------------
    The following Exhibits are hereby added by this Post-
Effective Amendment No. 1 to the Registrant's Registration
Statement on Form N-14:

Exhibit Number		Exhibit Title
--------------		-------------------------------------------
(12)(a)			Opinion of Goodwin Procter LLP with respect
			to tax matters.

(12)(b)			Consent of Goodwin Procter LLP.

			   SIGNATURES
			   ==========

  As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 6th day of August, 2003.

					THE MANAGERS TRUST I

					By: /s/ Donald S. Rumery
					------------------------
					Name:  Donald S. Rumery
					Title:    Treasurer


  Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


Signature		Title				Date
---------------------	----------------------		--------------
			President and Trustee		August 6, 2003
        *		(Principal Executive Officer)
---------------------
Peter M. Lebovitz


        *		Chief Financial Officer		August 6, 2003
---------------------	(Principal Financial Officer)
Galan G. Daukas


        *		Treasurer, Secretary and
---------------------	(Principal Accounting Officer)	August 6, 2003
/s/ Donald S. Rumery
Donald S. Rumery


        *		Trustee				August 6, 2003
---------------------
Jack W. Aber


        *		Trustee				August 6, 2003
---------------------
William E. Chapman, II


        *		Trustee				August 6, 2003
---------------------
Sean M. Healey


        *		Trustee				August 6, 2003
---------------------
Edward J. Kaier


        *		Trustee				August 6, 2003
---------------------
Madeline H. McWhinney


        *		Trustee				August 6, 2003
---------------------
Steven J. Paggioli


        *		Trustee				August 6, 2003
---------------------
Eric Rakowski


        *		Trustee				August 6, 2003
---------------------
Thomas R. Schneeweis


/s/ Donald S. Rumery					August 6, 2003
---------------------

*  By Donald S. Rumery pursuant to Power of Attorney.

				EXHIBIT INDEX
				=============

Exhibit Number		Exhibit Title
-------------------	-------------------------------------------
(12)(a)			Opinion of Goodwin Procter LLP with respect
			to tax matters.

(12)(b)			Consent of Goodwin Procter LLP.

						Exhibit (12)(a)

		[Goodwin Procter LLP letterhead]


July 31, 2003


Managers AMG Funds
The Managers Trust I
40 Richards Avenue
Norwalk, CT 06854


Re:	Acquisition by First Quadrant Tax-Managed Equity Fund,
	the sole series of The Managers Trust I, of assets of First Quadrant Tax-Managed Equity Fund, a series of
	Managers AMG Funds

Ladies and Gentlemen:

  We have acted as counsel to The Managers Trust I ("Trust I") and Managers AMG Funds ("Trust II") in connection with the proposed acquisition of the assets of First Quadrant Tax-Managed Equity Fund, a series of Trust II (the "Acquired Fund"), by First Quadrant Tax-Managed Equity Fund, the sole series of Trust I (the "Acquiring Fund" and, along with the Acquired Fund, each a "Fund" and collectively, the "Funds"), pursuant to an Agreement and Plan of Reorganization (the "Plan") described in the prospectus relating to the Plan included as part of the Registration Statement on Form N-14 (the "Registration Statement") of Trust I filed on June 6, 2003 with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "Securities Act"). You have requested our opinion as to certain federal income tax consequences of the transactions contemplated by the Plan.

  In rendering our opinions, we have reviewed such documents and materials as we have considered necessary for the purpose of rendering the opinions. We have made inquiry as to the underlying facts which we considered to be relevant to the conclusions set forth in this letter. The opinions expressed in this letter are based upon certain factual statements relating to Trust I and Trust II set forth in the Registration Statement and certain representations set forth below that have been confirmed to us in representation letters from Trust I and Trust II dated as of the date hereof for our use in rendering the opinions set forth herein. We have assumed that such statements, representations, and warranties are true, correct, complete, and not breached and will continue to be so through the Closing Date^(1), that no actions that are inconsistent with such statements, representations, and warranties will be taken, and that all representations, statements, and warranties made to "the best knowledge of" any person or with similar qualification are and will be true, correct and complete as if made without such qualification.

(1) Capitalized terms used herein and not otherwise defined shall have the meanings given them in the Plan.

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Managers AMG Funds
The Managers Trust I
July 31, 2003
Page 2


We have also assumed (i) the genuineness of all signatures, (ii) the authenticity of all documents submitted to us as originals, (iii) the conformity to the original documents of all documents submitted to us as copies, (iv) the authority and capacity of the individual or individuals who executed any such documents on behalf of any person,
(v) the conformity to the final documents of all documents submitted to us as drafts, and (vi) the accuracy and completeness of all records made available to us. In addition, we have assumed that (A) the Reorganization will be consummated in accordance with the Plan,
(B) Trust I and Trust II will comply with all reporting obligations with respect to the Reorganization required under the Internal Revenue Code of 1986, as amended (the "Code")^(2), and the Treasury Regulations promulgated thereunder, and (C) the Plan is valid and binding in accordance with its terms.

  The discussion and conclusions set forth below are based upon the Code, the Treasury Regulations and existing administrative and judicial interpretations thereof, all of which are subject to change. No assurance can therefore be given that the federal income tax consequences described below will not be altered in the future, including on or before the Closing Date, and we do not assume responsibility to provide notice or advice to any person or entity regarding any such changes or altered tax consequences.

I.	Background.
	-----------

  Trust I, a Massachusetts business trust, is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Acquiring Fund is the sole portfolio series of Trust I. Trust II is also a Massachusetts business trust and an open-end, diversified management investment company registered under the 1940 Act. The Acquired Fund is one of eight portfolio series of Trust II. The Acquiring Fund intends to acquire the assets of the Acquired Fund.

  The Acquiring Fund recently changed its investment objectives so that the investment objectives of the Acquiring Fund and the Acquired Fund are substantially identical. Each Fund's investment objective is to seek to achieve long-term after-tax returns for investors. Each Fund pursues this objective by investing in a diversified portfolio of United States equity securities (generally common and preferred stocks) that reflect the characteristics of the Russell 3000 Index in terms of industry, earnings growth, valuation and similar measurements. Moreover, each Fund invests at least 80% of its assets in equity securities, (generally common and preferred stocks) and in approximately 75 to 250 stocks using quantitative models that analyze top-down (market and economic) conditions and bottom-up (company specific) data to enhance long-term returns through the stock selection process. Consistent with its investment

(2) Unless otherwise indicated, all section references contained herein are to the Code.


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Managers AMG Funds
The Managers Trust I
July 31, 2003
Page 3


objective, each Fund applies a variety of tax-sensitive investment techniques designed to minimize taxable income and realized capital gains for shareholders.

II.	The Plan of Reorganization.
	---------------------------
  Subject to the terms and conditions set forth in the Plan, Trust II, on behalf of the Acquired Fund, shall transfer all of the assets of the Acquired Fund and assign all Assumed Liabilities (as hereinafter defined) to the Acquiring Fund and Trust I, on behalf of the Acquiring Fund, shall acquire all such assets and shall assume all such Assumed Liabilities upon delivery to Trust II, on behalf of the Acquired Fund, of Acquiring Fund shares having a net asset value equal to the value of the net assets of the Acquired Fund transferred (the "Acquiring Fund Shares"). "Assumed Liabilities" shall mean all stated liabilities, including all expenses, costs, charges and reserves, reflected in an unaudited statement of assets and liabilities of the Acquired Fund prepared as of the close of business on the Valuation Date (as hereinafter defined), determined in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value of the Acquiring Fund Shares and the value of the net assets of the Acquired Fund to be transferred shall be determined immediately following the close of regular trading on the New York Stock Exchange on the Closing Date (the "Valuation Date") using the valuation procedures set forth in the then-current prospectus and statement of additional information of the Acquiring Fund. All Assumed Liabilities of the Acquired Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. In addition, at or prior to the Closing, the Acquired Fund shall, if necessary, declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company taxable income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid under Section 852(b)(2)(D)) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing.

  Immediately after the Closing, the Acquired Fund will be liquidated and the Acquiring Fund Shares that have been delivered to Trust II on behalf of the Acquired Fund will be distributed to the shareholders of the Acquired Fund, each shareholder to receive Acquiring Fund Shares of the corresponding class equal to the pro rata portion of shares of beneficial interest of the Acquired Fund held by such shareholder as of the close of business on the Valuation Date. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of the Acquired Fund and representing the respective pro rata number of Acquiring Fund Shares due such shareholder. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the Acquired Fund will be deemed for all purposes to evidence ownership of the number of Acquiring Fund Shares issuable with respect thereto pursuant to the Reorganization. The Acquiring Fund will not issue

Managers AMG Funds
The Managers Trust I
July 31, 2003
Page 4


certificates representing Acquiring Fund Shares issued in connection with the Reorganization. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

  The Board of Trustees of Trust II, including those Trustees who are not "interested persons" of Trust II as defined in the Securities Act, has determined that the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization would be in the best interests of the shareholders of the Acquired Fund. The Board of Trustees of Trust I has reached similar conclusions with respect to the Acquiring Fund and has also approved the Reorganization with respect to the Acquiring Fund.

III.	Representations.
	----------------
  The following representations with respect to the Reorganization have been made by Trust I, on behalf of itself and the Acquiring
Fund, and by Trust II, on behalf of itself and the Acquired Fund:

 (a)	As of the Closing, the fair market value of the Acquiring
	Fund Shares to which each shareholder of the Acquired Fund is entitled will approximately equal the fair market value of the shares of the Acquired Fund such shareholder will surrender.

  (b)	There are no dissenters' or appraisal rights, and the
	consideration paid by the Acquiring Fund in connection with the Reorganization will consist solely of Acquiring Fund Shares.
  (c)	There is no plan or intention by the Acquiring Fund or
	any person related (as defined in Treasury Regulations Section 1.368-1(e)(3)) to the Acquiring Fund to acquire or redeem, during the five-year period beginning on the Closing Date, with consideration other than Acquiring Fund Shares, any of the Acquiring Fund Shares issued in the Reorganization either directly or through any transaction, agreement, or arrangement with any other person, other than redemptions in the ordinary course of the Acquiring Fund's business as an open-end investment company as required by section 22(e) of the 1940 Act.

  (d)	During the five-year period ending on the Closing Date,
	neither the Acquired Fund nor any person related (as defined in Treasury Regulations Section 1.368-1(e)(3) determined without regard to Treasury Regulations Section 1.368-1(e)(3)(i)(A)) to the Acquired Fund will have directly or through any transaction, agreement, or arrangement with any other person, (i) acquired shares of the Acquired Fund with consideration other than Acquiring Fund Shares or shares of the Acquired Fund, except for redemptions in the ordinary course of the Acquired Fund's business as an open-end investment company as required by section 22(e) of the 1940 Act or (ii) made distributions with respect to shares of the Acquired Fund, except for
	(A) distributions described in sections 852 and 4982, and (B) additional distributions, to the extent such distributions do not

Managers AMG Funds
The Managers Trust I
July 31, 2003
Page 5


	exceed fifty percent (50%) of the value (without giving effect to such distributions) of the proprietary interest in the Acquired Fund as of the Closing Date.

  (e)	During the five-year period ending on the Closing Date,
	neither the Acquiring Fund nor any person related (as defined in Treasury Regulations Section 1.368-1(e)(3)) to the Acquiring Fund will have acquired directly or through any transaction, agreement or arrangement with any other person, shares of the Acquired Fund with consideration other than Acquiring Fund Shares.

  (f)	The Acquiring Fund will acquire at least ninety percent
	(90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by the Acquired Fund immediately prior to the Reorganization. For purposes of this representation, amounts, if any, paid by or on behalf of the Acquired Fund for reorganization expenses, amounts, if any, paid by the Acquired Fund to shareholders who receive cash or other property and all redemptions and distributions made by the Acquired Fund immediately preceding or in contemplation of the transfer will be included as assets of the Acquired Fund immediately prior to the Reorganization. However, (i) regular distributions and redemptions occurring in the ordinary course of the Acquired Fund's business as an open-end management investment company and (ii) distributions made to shareholders of the Acquired Fund prior to the Reorganization in order to pay out all of the Acquired Fund's
	(A) investment company taxable income (before the deduction for dividends paid under section 852(b)(2)(D)) and (B) net capital gain (after reduction for any capital loss carryover) will be excluded.

  (g)	Immediately after the Closing, the Acquired Fund will, in
	pursuance of the Plan, distribute the Acquiring Fund Shares it receives in the Reorganization and its other assets, if any, and thereupon will cancel all of its issued and outstanding shares.

  (h)	The Acquiring Fund has no plan or intention to sell or
	otherwise dispose of any of the assets of the Acquired Fund acquired in the Reorganization, except for dispositions made in the ordinary course of business.

  (i)	The Acquiring Fund will continue to use in its business
	at least fifty percent (50%) of the historic portfolio securities of the Acquired Fund. When such securities mature, are redeemed or are otherwise disposed of by the Acquiring Fund, they will be replaced with similar securities (i.e., securities that would have been permissible investments of the Acquired Fund under the applicable investment objectives, policies, and restrictions of the Acquired Fund in effect immediately before the Closing), taking into account and treating for this purpose the fifty percent (50%) of the historic portfolio securities of the Acquired Fund referred to in the first sentence of this representation as a continuation of the Acquired Fund. For purposes of this representation, portfolio securities disposed of by the Acquired Fund prior to and in anticipation of the Reorganization will be treated as part of the historic portfolio securities of the Acquired Fund.


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Managers AMG Funds
The Managers Trust I
July 31, 2003
Page 6


  (j)	As of the Closing, there is no intercorporate
	indebtedness existing between the Acquiring Fund and the Acquired
	Fund.

  (k)	The Acquiring Fund is and has always been the sole fund
	of Trust I within the meaning of section 851(g). The Acquired Fund has qualified as a separate association taxable as a corporation for federal income tax purposes under section 851(g) in each taxable year and will qualify as such as of the Closing. Each of Trust I and Trust II either (i) was in existence prior to January 1, 1997 or (ii) has elected to be classified as an association taxable as a corporation, effective on or before the Closing Date, pursuant to Treasury Regulations Section 301.7701-3.

  (l)	The Acquiring Fund has elected to be treated as a
	regulated investment company under section 851, has qualified as such for each taxable year and will qualify as such as of the Closing.
	The Acquired Fund has elected to be treated as a regulated investment company under section 851, has qualified as such for each taxable year other than its first taxable year which ended October 31, 2001 and will qualify as such as of the Closing. In order (i) to ensure continued qualification of the Acquired Fund as a regulated investment company for federal income tax purposes and (ii) to eliminate any tax liability of the Acquired Fund arising by reason of undistributed investment company taxable income or net capital gain, the Acquired Fund has declared or will declare and will pay to its shareholders of record on or prior to the Closing a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of its investment company taxable income for the last full taxable year of the Acquired Fund and any subsequent short taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid under Section 852(b)(2)(D)) and (B) all of its net capital gain for the final full taxable year of the Acquired Fund and any subsequent short taxable year ending on the Closing Date (after reduction for any capital loss carryover).

  (m)	As of the close of the first taxable year beginning after
	October 31, 2001 and at all times thereafter, the Acquired Fund had no earnings and profits accumulated in any taxable year in which the Acquired Fund was not subject to the provisions of Part I of Subchapter M of the Code.

  (n)	Throughout the period that the Acquired Fund has
	qualified as a regulated investment company, the Acquired Fund has not been liable for and, in the event of the sale of any of its assets, would not be liable for any federal income tax under Treasury Regulations section 1.337(d)-5 or Treasury Regulations section 1.337(d)-6 or any predecessor or successor regulations or other authority imposing a tax on the appreciated assets of an existing corporation upon its qualification as a regulated investment company or upon the subsequent sale of such assets.

  (o)	The expenses incurred in connection with entering into
	and carrying out the provisions of the Plan, whether or not the Reorganization is consummated, will be borne 40% by The Managers


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Managers AMG Funds
The Managers Trust I
July 31, 2003
Page 7


	Funds LLC, the investment manager to both the Acquiring Fund and the Acquired Fund, 48% by the Acquiring Fund and 12% by the Acquired Fund. All such expenses will be solely and directly related to the Reorganization. No cash will be transferred from the Acquiring Fund to the Acquired Fund for the purpose of paying any reorganization expenses of the Acquired Fund. The shareholders of the Acquired Fund and the Acquiring Fund will pay their own expenses, if any, incurred in connection with the Reorganization.

  (p)	As of the Closing, the Acquiring Fund does not own,
	directly or indirectly, nor has it owned during the past five years, directly or indirectly, any shares of the Acquired Fund.

  (q)	The liabilities of the Acquired Fund to be assumed by the
	Acquiring Fund and the liabilities to which the transferred assets of the Acquired Fund will be subject, if any, have been incurred by the Acquired Fund in the ordinary course of its business.

  (r)	The fair market value of the assets of the Acquired Fund
	to be transferred to the Acquiring Fund equals or exceeds the sum of the liabilities to be assumed by the Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets will be subject.

  (s)	As of the Closing, neither the Acquiring Fund nor the
	Acquired Fund is under the jurisdiction of a court in a Title 11 or a similar case within the meaning of section 368(a)(3)(A).

  (t)	The Acquired Fund has not distributed and will not
	distribute to its shareholders in pursuance of the Plan any "appreciated property" within the meaning of section 361(c)(2).

  (u)	Shareholders of the Acquired Fund will not be in control
	(within the meaning of section 368(a)(2)(H) and section 304(c)) of the Acquiring Fund after the Reorganization.

  (v)	At the time of the Closing, the Acquired Fund will not
	have outstanding any warrants, options, convertible securities, or any other type of right pursuant to which any person could acquire stock in the Acquired Fund.

  Any inaccuracy in, or breach of, any of the aforementioned statements, representations, warranties and assumptions or any change after the date hereof in applicable law could adversely affect our opinions. No ruling has been (or will be) sought from the Internal Revenue Service as to the federal income tax consequences of any aspect of the Reorganization.

IV.	Opinions.
	---------
  Based upon and subject to the foregoing, as well as the limitations set forth below, it is our opinion with respect to the Reorganization that, under presently applicable federal income tax law:

  (i)	The transfer of all or substantially all of the Acquired
	Fund's assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the


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Managers AMG Funds
The Managers Trust I
July 31, 2003
Page 8


	Acquired Fund, and the distribution of such shares to the shareholders of the Acquired Fund, will constitute a "reorganization" within the meaning of section 368(a). The Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of
	section 368(b).

  (ii)	No gain or loss will be recognized by the Acquired Fund
	on the transfer of the assets of the Acquired Fund to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund.

  (iii)	The tax basis of the Acquired Fund's assets acquired by
	the Acquiring Fund will be the same to the Acquiring Fund as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

  (iv)	No gain or loss will be recognized by the Acquiring Fund
	upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Acquired Fund.

  (v)	No gain or loss will be recognized by shareholders of the
	Acquired Fund upon the receipt of the Acquiring Fund Shares by such shareholders, provided such shareholders receive solely Acquiring Fund Shares (including fractional shares) in exchange for their Acquired Fund shares.

  (vi)	The aggregate tax basis of the Acquiring Fund Shares,
	including any fractional shares, received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares, including fractional shares, to be received by each shareholder of the Acquired Fund will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization).

			*	*	*

No opinion is expressed as to any matter not specifically addressed above. Also, no opinion is expressed as to the tax consequences of any of the transactions under any foreign, state, or local tax law. Moreover, you should recognize that our opinions are not binding on the Internal Revenue Service (the "Service"), that the Service may disagree with the opinions expressed herein, and that although we believe that our opinions would be sustained if challenged, there can be no assurances to that effect.

Managers AMG Funds
The Managers Trust I
July 31, 2003
Page 9


  This opinion letter has been issued to and may be relied upon solely by the addressees hereof in connection with the consummation of the transactions contemplated by the Plan and may not be relied upon by any other person or used for any other purpose without our prior written consent.

Very truly yours,


/s/ Goodwin Procter LLP
-----------------------
GOODWIN PROCTER  LLP

						Exhibit (12)(b)


		[Goodwin Procter LLP letterhead]


August 4, 2003


The Managers Trust I
40 Richards Avenue
Norwalk, CT  06854

Ladies and Gentlemen:

  We hereby consent to (a) the inclusion of our opinion regarding the tax consequences of the reorganization proposed in the Registration Statement on Form N-14 (No. 333-105902), filed with the Securities and Exchange Commission on June 6, 2003, of The Managers Trust I, a Massachusetts business trust, as an
Exhibit in Post-Effective Amendment No. 1 to the above referenced Registration Statement and (b) the reference to us under the heading "Legal Matters" in the Registration Statement.

                                           Very truly yours,

                                           /s/ Goodwin Procter LLP
					   -----------------------
                                           GOODWIN PROCTER LLP

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